Unaudited Interim Condensed Consolidated Statements of Operations - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Revenue
Revenue	$ 527.8	$ 515.3	$ 1,220.2	$ 1,161.5
Expenses
Other cost of sales	5.8	6.3	12.5	10.9
Depreciation and amortization	107.0	102.6	202.3	196.7
Loss (gain) on foreign exchange	14.0	(2.1)	17.9	(2.6)
Costs and expenses, total	463.0	429.8	976.5	932.4
Operating income	64.8	85.5	243.7	229.1
Interest expense (note 7)	(67.8)	(93.2)	(139.2)	(182.8)
Income from long-term investments (note 6)	6.7	193.7	9.5	69.7
Other income (note 5)	5.7	6.0	11.3	12.7
Other net losses (note 12)	(0.5)	(6.0)	(14.2)	(10.4)
Pension and other post-employment non-service costs (note 8)	(2.8)	(4.0)	(0.5)	(7.4)
Gain (loss) on derivative financial instruments (note 17(b)(iv))	0.3	0.1	(6.9)	0.2
Nonoperating income (expense)	(58.4)	96.6	(140.0)	(118.0)
Earnings before income taxes	6.4	182.1	103.7	111.1
Income tax expense from continuing operations (note 11)
Current	(3.6)	(8.3)	(9.5)	(13.4)
Deferred	(3.4)	(17.0)	(17.3)	(13.5)
Income tax expense	(7.0)	(25.3)	(26.8)	(26.9)
Earnings (loss) from continuing operations	(0.6)	156.8	76.9	84.2
Earnings (loss) from discontinued operations, net of tax (note 18)	6.7	2.2	8.1	(45.5)
Net earnings	6.1	159.0	85.0	38.7
Net effect of non-controlling interest from continuing operations	18.0	23.3	35.9	39.1
Net effect of non-controlling interest from discontinued operations (note 18)	0.0	18.4	0.0	33.8
Net earnings attributable to shareholders of Algonquin Power & Utilities Corp.	24.1	200.7	120.9	111.6
Series A Shares and Series D Shares dividend (note 9)	2.6	2.7	5.2	5.1
Net earnings attributable to common shareholders of Algonquin Power & Utilities Corp. – basic	21.5	198.0	115.7	106.5
Net earnings attributable to common shareholders of Algonquin Power & Utilities Corp. – diluted	$ 21.5	$ 198.0	$ 115.7	$ 106.5
Basic net earnings per share from continuing operations (USD per share)	$ 0.02	$ 0.26	$ 0.14	$ 0.17
Diluted net earnings per share from continuing operations (USD per share)	0.02	0.26	0.14	0.17
Basic net earnings (loss) per share from discontinued operations (USD per share)	0.01	0.02	0.01	(0.02)
Diluted net earnings (loss) per share from discontinued operations (USD per share)	0.01	0.02	0.01	(0.02)
Basic net earnings per share (USD per share)	0.03	0.28	0.15	0.15
Diluted net earnings per share (USD per share)	$ 0.03	$ 0.28	$ 0.15	$ 0.15
Operating expenses
Expenses
Expenses	$ 217.4	$ 214.1	$ 426.7	$ 420.6
Regulated electricity
Revenue
Revenue	292.0	304.2	622.4	610.1
Expenses
Expenses	78.3	81.7	174.0	179.7
Regulated natural gas
Revenue
Revenue	109.0	94.2	355.7	328.2
Expenses
Expenses	32.8	22.9	130.5	118.9
Regulated water
Revenue
Revenue	103.3	92.8	193.7	177.8
Expenses
Expenses	7.7	4.3	12.6	8.2
Non-regulated energy sales
Revenue
Revenue	10.2	9.6	19.7	18.3
Other revenue
Revenue
Revenue	$ 13.3	$ 14.5	$ 28.7	$ 27.1